RETAINED PROFITS - Narrative (Details) - Retained profits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RETAINED PROFITS (Details) - Narrative [Line Items]
Treasury and other bills	£ 205	£ 230	£ 575
Treasury shares held (in shares)	£ 434	£ 592	£ 902